May 24, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard New Jersey Tax-Free Funds (the Trust)

File No. 33-17351

Commissioners:

Enclosed is the 50th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) implement changes to the security selection language in the statutory prospectus for Vanguard New Jersey Long-Term Tax-Exempt Fund, (2) enhance disclosures required by the new liquidity risk management rule, and (3) effect a number of non-
material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of
July 24, 2017, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to
Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-8439 with any questions or comments concerning the enclosed
Amendment.

Sincerely,

Christyn L. Rossman
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Lisa Larkin
U.S. Securities and Exchange Commission